Investments in Available-for-Sale Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Schedule of securities classified as available-for-sale

	June 30, 2021
		Gross	Gross
		Unrealized	Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$11,101	$62	$—	$11,163
Corporate notes and bonds	18,474	114	(117)	18,471
Total Investments	$29,575	$176	$(117)	$29,634

5. Investments in Available-for-Sale Securities (continued)

	December 31, 2020
		Gross	Gross
		Unrealized	Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$75	$1	$—	$76
Corporate notes and bonds	100,235	242	(219)	100,258
Total Investments	$100,310	$243	$(219)	$100,334

	December 31, 2020
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S government and agency securities	$75	$1	$—	$76
Corporate notes and bonds	100,235	242	(219)	100,258
Total Investments	$100,310	$243	$(219)	$100,334

	December 31, 2019
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S government and agency securities	$—	$—	$—	$—
Corporate notes and bonds	8,376	—	(61)	8,315
Total Investments	$8,376	$—	$(61)	$8,315